LEASES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
LEASES
Total operating lease expenses	$ 16,956
Short term lease expenses	3,363
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	15,514
Right-of-use assets obtained in exchange for new lease obligations:	$ 25,685
Weighted average remaining lease term	9 years 11 days
Weighted average discount rate	6.60%